PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Jan. 02, 2016 USD ($)
U.S.
Change in plan assets
Plan assets at the beginning of year	$ 704.9	$ 778.9
Actual return on plan assets	42.9	(28.3)
Employer contributions	53.4	14.4
Benefits paid	(59.9)	(60.1)
Settlements	(69.2)
Plan assets at the end of year	672.1	704.9
Int'l
Change in plan assets
Plan assets at the beginning of year	552.1	618.1
Actual return on plan assets	79.4	(7.4)
Plan transfers		(0.3)
Acquisition	8.9
Employer contributions	13.8	14.3
Participant contributions	2.9	3.1
Benefits paid	(21.8)	(19.0)
Settlements		(4.6)
Foreign currency translation	(51.1)	(52.1)
Plan assets at the end of year	$ 584.2	552.1
Int'l | Mactac Acquisition | Belgium
Change in plan assets
Number of plans | item	2
U.S. Postretirement Health Benefits
Change in plan assets
Employer contributions	$ 0.9	0.9
Participant contributions	0.5	0.8
Benefits paid	$ (1.4)	$ (1.7)